Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of unrealized gain on available for sale debt securities	$ 15,491	$ 20,551
Interest Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of unrealized gain on available for sale debt securities	15,500	20,600
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of unrealized gain on available for sale debt securities	(8,200)	(10,900)
Non-Controlling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification of unrealized gain on available for sale debt securities	$ 7,294	$ 9,630